Aggregate Amortizations of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 1,166
2022	834
Total	$ 2,000	$ 3,166	$ 4,332	$ 8,080